Commitments and contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Additional expenditure	$ 2,150
Potential tax indemnification	$ 11,800